LONG-TERM OPERATING COMMITMENTS - Capital contribution (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
2021 | New Businesses
Capital contribution
Total	R$ 144,988
2021 | Teles pires
Capital contribution
Total	84,028
2021 | ESBR
Capital contribution
Total	50,301
2021 | Brasil Ventos
Capital contribution
Total	9,700
2021 | Vale So Bartolomeu
Capital contribution
Total	959
2022 | New Businesses
Capital contribution
Total	136,414
2022 | Teles pires
Capital contribution
Total	83,000
2022 | ESBR
Capital contribution
Total	42,685
2022 | Brasil Ventos
Capital contribution
Total	10,100
2022 | Vale So Bartolomeu
Capital contribution
Total	629
2023 | New Businesses
Capital contribution
Total	129,905
2023 | Teles pires
Capital contribution
Total	79,312
2023 | ESBR
Capital contribution
Total	40,093
2023 | Brasil Ventos
Capital contribution
Total	10,500
2024 | New Businesses
Capital contribution
Total	18,420
2024 | ESBR
Capital contribution
Total	18,420
After 2025 | New Businesses
Capital contribution
Total	14,714
After 2025 | ESBR
Capital contribution
Total	R$ 14,714